Valued Advisers Trust

Angel Oak Multi-Strategy Income Fund

Class A (ANGLX)

Class C (ANGCX)

Supplement to the Statement of Additional Information dated May 30, 2012

Supplement dated January 16, 2013

The last paragraph under “Additional Information About Fund Investments and Risk Considerations – Derivative Instruments – Futures Contracts” is hereby deleted and replaced with the following:

CFTC Exemption. This Fund is being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

* * * * * *

This supplement, the Statement of Additional Information, and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information, each dated May 30, 2012, have been filed with the Securities and Exchange Commission. You may obtain these documents without charge by calling the Fund at (877) 625-3042.

Valued Advisers Trust

Geier Strategic Total Return Fund (GAMTX)

Supplement to the Statement of Additional Information dated February 28, 2012

Supplement dated January 16, 2013

The last paragraph under “Additional Information About Fund Investments and Risk Considerations – Derivative Instruments – Futures Contracts” is hereby deleted and replaced with the following:

CFTC Exemption. This Fund is being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

* * * * * *

This supplement, the Statement of Additional Information, and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information, each dated February 28, 2012, have been filed with the Securities and Exchange Commission. You may obtain these documents without charge by calling the Fund at (877) 747-4268.

Valued Advisers Trust

Longview Global Allocation Fund (LONGX)

Supplement to the Statement of Additional Information dated September 28, 2012

Supplement dated January 16, 2013

The last paragraph under “Additional Information About Fund Investments and Risk Considerations – Derivative Instruments – Futures Contracts” is hereby deleted and replaced with the following:

When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund’s custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund’s portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market. This Fund is being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

* * * * * *

This supplement, the Statement of Additional Information, and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information, each dated September 28, 2012, have been filed with the Securities and Exchange Commission. You may obtain these documents without charge by calling the Fund at (877) 460-6423.

Valued Advisers Trust

LS Opportunity Fund (LSOFX)

Supplement to the Statement of Additional Information dated September 28, 2012

Supplement dated January 16, 2013

The last paragraph under “Additional Information About Fund Investments and Risk Considerations – Derivative Instruments – Futures Contracts” is hereby deleted and replaced with the following:

When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund’s custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund’s portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market. This Fund is being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

* * * * * *

This supplement, the Statement of Additional Information, and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information, each dated September 28, 2012, have been filed with the Securities and Exchange Commission. You may obtain these documents without charge by calling the Fund at (877) 336-6763.